Gain on Settlements	12 Months Ended
Mar. 31, 2020
Health Care Organizations [Abstract]
Gain on Settlements

NOTE 15 – GAIN ON SETTLEMENTS

During the fiscal year ended March 31, 2020, the Company had recognized $47,710 in gain on settlements pursuant to several transactions as follows: i) $29,986 pursuant to a settlement of an invoice for $39,986 whereby we paid $10,000 in cash and the remainder was forgiven; ii) $13,033 pursuant to a conversion of $25,000 in accrued compensation owed to John Lai into warrants valued at $11,967 using the Black-Scholes model (see Note 13); and iii) $4,692 pursuant to a conversion of $9,000 in accrued compensation owed to John Dolan into warrants valued at $4,308 using the Black-Scholes model (see Note 13).